AVAILABLE FOR SALE SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Investment [Text Block]
NOTE 4             AVAILABLE FOR SALE SECURITIES

On October 24, 2012, the Company entered into an agreement on its Willa property with Caribou King Resources Ltd. ("Caribou", or “CKR”), a Canadian issuer listed on the TSX Venture Exchange.  Under the terms of Agreement, Caribou may earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock.  Of the aggregate payments, $7,500 in cash and 500,000 shares are due upon receipt of regulatory acceptance of the agreement by the TSX Venture Exchange.  Subsequent to TSX approval in November, 2012, and pursuant to the agreement, the Company received 500,000 shares of CKR stock. These shares were valued at $25,050 based upon the closing price of CKR stock on the date the shares were issued. As of March 31, 2014 and December 31, 2013, the market value of these shares was $22,500 and $22,500, respectively.  We consider the unrealized net loss as temporary due to the short length of time the market price for these securities has been below its value on the acquisition date.

NOTE 4             AVAILABLE FOR SALE SECURITIES

On October 24, 2012, the Company entered into an agreement on its Willa property with Caribou King Resources Ltd. ("Caribou", or “CKR”), a Canadian issuer listed on the TSX Venture Exchange.  Under the terms of Agreement, Caribou may earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock.  Of the aggregate payments, $7,500 in cash and 500,000 shares are due upon receipt of regulatory acceptance of the agreement by the TSX Venture Exchange.  Subsequent to TSX approval in November, 2012, and pursuant to the agreement, the Company received 500,000 shares of CKR stock. These shares were valued at $25,050 based upon the closing price of CKR stock on the date the shares were issued. As of December 31, 2012 and 2013, the market value of these shares was $12,550 and $22,500, respectively.  This resulted in an unrealized loss of $12,500 for the year ended December 31, 2012, and an unrealized gain of $9,950 for the year ended December 31, 2013. We consider the unrealized net loss as temporary due to the short length of time the market price for these securities has been below its value on the acquisition date.